Financial investments - Summary of stages as indicated by IFRS 9 (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	S/ 19,947,656	S/ 20,854,961
Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	19,001,917	19,958,455
Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	945,321	896,506
Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	418
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	9,839,920	9,944,527
Sovereign bonds of the republic of peru [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	9,839,920	9,944,527
Sovereign bonds of the republic of peru [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Sovereign bonds of the republic of peru [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	7,574,202	8,152,180
Corporate, leasing and subordinated bonds [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	6,709,273	7,342,649
Corporate, leasing and subordinated bonds [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	864,511	809,531
Corporate, leasing and subordinated bonds [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	418
Variable interest Certificates of Deposit issued by the BCRP
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	1,434,836	1,440,944
Variable interest Certificates of Deposit issued by the BCRP | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	1,434,836	1,440,944
Variable interest Certificates of Deposit issued by the BCRP | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	0	0
Variable interest Certificates of Deposit issued by the BCRP | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	0	0
Bonds guaranteed by the Peruvian government
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	487,728	524,405
Bonds guaranteed by the Peruvian government | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	487,728	524,405
Bonds guaranteed by the Peruvian government | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Bonds guaranteed by the Peruvian government | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	453,286	526,723
Global bonds of the republic of peru [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	453,286	526,723
Global bonds of the republic of peru [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of peru [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of colombia [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	80,810	86,975
Global bonds of the republic of colombia [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	0	0
Global bonds of the republic of colombia [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		86,975
Global bonds of the republic of colombia [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of chile [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	80,810
Negotiable Certificates of Deposit issued by the BCRP [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	43,868	179,207
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	43,868	179,207
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Other [Member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	33,006
Other [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	33,006
Other [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	0
Other [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	S/ 0